Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2018
Significant Accounting Policies [Abstract]
Schedule of detailed information about property, plant and equipment
The estimated useful lives for each asset class are as follows:

Equipment	3 - 5 years
Computer hardware and computer-related software	3 - 5 years
Furniture and fittings	5 - 10 years
Leasehold improvements	Shorter of the remaining lease term or 7 years
Property and equipment, net consisted of the following:

	Equipment	Computer Hardware and Software	Furniture and Fittings	Leasehold Improvements	Total
	(U.S. $ in thousands)
As of June 30, 2017
Opening cost balance	$3,400	$52,141	$5,409	$25,114	$86,064
Additions	1,138	2,106	1,693	9,168	14,105
Disposals	(645)	(794)	(34)	(471)	(1,944)
Effect of change in exchange rates	2	(5)	15	29	41
Closing cost balance	3,895	53,448	7,083	33,840	98,266

Opening accumulated depreciation	(1,727)	(15,390)	(1,444)	(8,741)	(27,302)
Depreciation expense	(1,022)	(23,729)	(1,016)	(5,923)	(31,690)
Effect of change in exchange rates	(2)	1	(6)	6	(1)
Disposals	630	782	17	471	1,900
Closing accumulated depreciation	(2,121)	(38,336)	(2,449)	(14,187)	(57,093)
Net book amount	$1,774	$15,112	$4,634	$19,653	$41,173
As of June 30, 2018
Opening cost balance	$3,895	$53,448	$7,083	$33,840	$98,266
Additions	1,651	247	4,023	28,279	34,200
Disposals	(320)	(44,545)	(83)	(668)	(45,616)
Effect of change in exchange rates	(2)	(3)	8	5	8
Closing cost balance	5,224	9,147	11,031	61,456	86,858

Opening accumulated depreciation	(2,121)	(38,336)	(2,449)	(14,187)	(57,093)
Depreciation expense	(1,214)	(11,543)	(1,485)	(7,915)	(22,157)
Effect of change in exchange rates	(1)	1	(4)	21	17
Disposals	272	43,048	43	668	44,031
Closing accumulated depreciation	(3,064)	(6,830)	(3,895)	(21,413)	(35,202)
Net book amount	$2,160	$2,317	$7,136	$40,043	$51,656

Schedule of detailed information about intangible assets
The estimated useful lives for each intangible asset class are as follows:

Patents, trademarks and other rights	2 - 7 years
Customer relationships	2 - 4 years
Acquired developed technology	3 - 10 years
Intangible assets consisted of the following:

	Patents, Trademarks and Other Rights	Acquired Developed Technology	Employee Contracts	Customer Relationships	Total
	(U.S. $ in thousands)
As of June 30, 2017
Opening cost balance	$220	$75,926	$3,631	$484	$80,261
Additions	21,525	57,300	—	58,200	137,025
Effect of change in exchange rates	—	103	—	—	103
Closing cost balance	21,745	133,329	3,631	58,684	217,389

Opening accumulated amortization	(135)	(62,480)	(3,631)	(438)	(66,684)
Amortization charge	(2,907)	(14,588)	—	(12,361)	(29,856)
Effect of change in exchange rates	—	(60)	—	—	(60)
Closing accumulated amortization	(3,042)	(77,128)	(3,631)	(12,799)	(96,600)
Net book amount	$18,703	$56,201	$—	$45,885	$120,789
As of June 30, 2018
Opening cost balance	$21,745	$133,329	$3,631	$58,684	$217,389
Effect of change in exchange rates	—	90	—	—	90
Closing cost balance	21,745	133,419	3,631	58,684	217,479

Opening accumulated amortization	(3,042)	(77,128)	(3,631)	(12,799)	(96,600)
Amortization charge	(6,990)	(21,188)	—	(29,100)	(57,278)
Effect of change in exchange rates	—	(24)	—	—	(24)
Closing accumulated amortization	(10,032)	(98,340)	(3,631)	(41,899)	(153,902)
Net book amount	$11,713	$35,079	$—	$16,785	$63,577

Schedule of disclosure of expected impact of initial application of new standards
Select consolidated statements of operations line items which reflect the adoption of IFRS 15 are as follows:

	Year ended June 30, 2018
	As Reported	IFRS 15 Adjustment	As Adjusted
	(U.S. $ in thousands)
Revenues:
Subscription	$403,214	$7,480	$410,694
Maintenance	325,898	613	326,511
Perpetual license	85,481	(2,310)	83,171
Other	59,357	1,245	60,602
Total revenues	873,950	7,028	880,978
Total operating expenses	755,008	(675)	754,333
Operating loss	(53,748)	7,703	(46,045)
Income tax expense	(53,507)	(1,794)	(55,301)
Net loss	$(119,341)	$5,909	$(113,432)

	Year ended June 30, 2017
	As Reported	IFRS 15 Adjustment	As Adjusted
	(U.S. $ in thousands)
Revenues:
Subscription	$242,128	$7,695	$249,823
Maintenance	265,521	(1,068)	264,453
Perpetual license	74,565	(507)	74,058
Other	37,722	628	38,350
Total revenues	619,936	6,748	626,684
Total operating expenses	563,861	(504)	563,357
Operating loss	(63,086)	7,252	(55,834)
Income tax benefit	17,148	(2,197)	14,951
Net loss	$(42,504)	$5,055	$(37,449)
Select consolidated statements of financial position line items, which reflect the adoption of IFRS 15 are as follows:

	As of June 30, 2018
	As Reported	IFRS 15 Adjustment	As Adjusted
	(U.S. $ in thousands)
Current assets:
Prepaid expenses and other current assets	$28,219	$1,576	$29,795
Non-current assets:
Deferred tax assets	64,662	(5,442)	59,220
Other non-current assets	112,221	1,180	113,401
Current liabilities:
Deferred revenue	340,834	(16,440)	324,394
Non-current liabilities:
Deferred tax liabilities	12,051	109	12,160
Deferred revenue	19,386	(909)	18,477
Equity
Accumulated deficit	$(142,570)	$14,554	$(128,016)

	As of June 30, 2017
	As Reported	IFRS 15 Adjustment	As Adjusted
	(U.S. $ in thousands)
Current assets:
Prepaid expenses and other current assets	$23,317	$822	$24,139
Non-current assets:
Deferred tax assets	188,239	(3,341)	184,898
Other non-current assets	9,269	778	10,047
Current liabilities:
Deferred revenue	245,306	(10,541)	234,765
Non-current liabilities:
Deferred tax liabilities	43,950	416	44,366
Deferred revenue	10,691	(261)	10,430
Equity
Accumulated deficit	$(23,229)	$8,645	$(14,584)